Costs and expenses by nature - Selling and administrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs And Expenses By Nature
Personnel	$ 185	$ 170	$ 168
Services	124	107	114
Selling	86	80	81
Depreciation and amortization	41	42	49
Advertisement	22	27	17
Other	57	55	62
Total	$ 515	$ 481	$ 491